Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

13. SUBSEQUENT EVENTS

Warrant Exercises

Subsequent to June 30, 2026, additional warrant holders elected to exercise certain of their warrants. Through August 12, 2026, the Company received funds of $739,964 and issued 168,173 shares of common stock related to the exercise of certain A Warrants. The Company also received funds of $39,999 and issued 12,121 shares related to the exercise of certain Exchange Warrants.

13. SUBSEQUENT EVENTS

Follow-on Offering

Subsequent to December 31, 2025, the Company completed a secondary closing under its Follow-on Offering (the “February 2026 Closing”), issuing 59,400 shares of common stock at $5.00 per share for aggregate proceeds of $297,000. As of the date of the February 2026 Closing, the Company recorded proceeds of $261,360, net of costs of the transaction of $35,640 that had been incurred as of that date. Additionally, on February 27, 2026, the Company and the placement agent agreed to extend the offering period through April 30, 2026.

The February 2026 Closing triggered the anti-dilution provision for the B Warrants (see Note 3) and accordingly, the number of B Warrants increased to a total of 703,584 with an exercise price of $6.568 per share.

Subsequent to December 31, 2025, the Company completed a third closing under its Follow-on Offering (the “March 2026 Closing”), issuing 71,000 shares of common stock at $5.00 per share for aggregate proceeds of $355,000. As of the date of the March 2026 Closing, the Company recorded proceeds of $269,584, net of costs of the transaction of $85,416 that had been incurred as of that date.

The March 2026 Closing triggered the anti-dilution provision for the B Warrants (see Note 3) and accordingly, the number of B Warrants increased to a total of 703,796 with an exercise price of $6.568 per share.

A Warrant Expiration Date

Subsequent to December 31, 2025, the Company had not yet been approved for its ticker symbol allowing it to register and trade on the OTC market. As such, in accordance with the terms of the A Warrant (see Note 3), the expiration date of these warrants was extended by six months from March 31, 2026 until September 30, 2026.

Option Grants and Modifications

Subsequent to December 31, 2025, the Company’s Board of Directors approved a modification to certain stock options granted to a consultant in 2025, converting performance-based vesting conditions to service-based vesting over 48 months. In addition, the Company’s Board of Directors approved an option grant to a new consultant that was engaged in March 2026 for 50,000 shares at $5.00 per share.